CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - Total (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Restricted cash		¥ 1,056,037	¥ 1,305,781
Cash and cash equivalents	$ 1,476,039	9,631,152	7,778,853
Total cash and cash equivalents, and cash and cash equivalents restricted		¥ 10,687,189	¥ 9,084,634